Commitments and Contingent Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingent Liabilities [Abstract]
Schedule of Off-Balance Sheet Contractual Obligations

The following were the Company’s off-balance sheet contractual obligations as at June 30, 2025:

	Remaining 2025	2026	2027	2028	2029	Thereafter	Total
Property leases	$785	$1,312	$1,209	$1,209	$1,209	$12,898	$18,622
Capital commitments	634,480	5,443	6,124	—	—	—	646,047
Other operating commitments	18,145	12,206	9,605	10,155	10,889	39,328	100,328
	$653,410	$18,961	$16,938	$11,364	$12,098	$52,226	$764,997